Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliations of Beginning and Ending Balances of Pension Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the pension benefit obligations and the fair value of the plan assets are as follows:

	Yen (millions)
	Japanese plans		Foreign plans
	2012	2013	2012	2013
Change in benefit obligations:
Benefit obligations at beginning of year	¥(1,191,254)	¥(1,193,566)	¥(446,159)	¥(536,064)
Service cost	(33,454)	(31,124)	(19,506)	(24,826)
Interest cost	(23,481)	(23,871)	(24,130)	(26,107)
Plan participants’ contributions	—	—	(22)	(26)
Actuarial gain (loss)	7,449	(82,834)	(66,872)	(33,210)
Benefits paid	47,174	48,179	11,585	11,177
Amendment	—	—	2,579	—
Foreign currency translation	—	—	6,461	(76,099)

Benefit obligations at end of year	(1,193,566)	(1,283,216)	(536,064)	(685,155)

Change in plan assets:
Fair value of plan assets at beginning of year	748,345	801,701	395,565	422,500
Actual return on plan assets	29,364	94,446	22,651	45,124
Employer contributions	71,166	70,550	21,503	23,795
Plan participants’ contributions	—	—	22	26
Benefits paid	(47,174)	(48,179)	(11,585)	(11,177)
Foreign currency translation	—	—	(5,656)	62,896

Fair value of plan assets at end of year	801,701	918,518	422,500	543,164

Funded status	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	¥1,268	¥1,480	¥—	¥—
Current liabilities	(305)	(364)	(86)	(38)
Noncurrent liabilities	(392,828)	(365,814)	(113,478)	(141,953)

Total	¥(391,865)	¥(364,698)	¥(113,564)	¥(141,991)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	¥403,010	¥394,998	¥201,199	¥206,941
Net transition obligation	—	—	110	77
Prior service cost (benefit)	(137,975)	(121,671)	(2,151)	(1,905)

Total	¥265,035	¥273,327	¥199,158	¥205,113

Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥(1,174,686)	¥(1,262,263)	¥(464,641)	¥(493,040)
Accumulated benefit obligations	(1,105,707)	(1,180,781)	(420,920)	(453,165)
Fair value of plan assets	782,949	897,066	363,068	367,949

Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss)

Pension expense and other amounts recognized in other comprehensive income (loss) for each of the years in the three-year period ended March 31, 2013 include the following:

	Yen (millions)
	2011	2012	2013
Japanese plans:
Pension cost
Service cost-benefits earned during the year	¥35,209	¥33,454	¥31,124
Interest cost on projected benefit obligations	23,159	23,481	23,871
Expected return on plan assets	(22,972)	(23,645)	(24,048)
Amortization of actuarial loss (gain)	21,871	20,373	18,149
Amortization of prior service cost (benefit)	(16,304)	(16,304)	(16,304)

	¥40,963	¥37,359	¥32,792

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥(50)	¥(13,305)	¥10,137
Amortization of actuarial loss (gain)	(21,871)	(20,373)	(18,149)
Amortization of prior service cost (benefit)	16,304	16,304	16,304

	(5,617)	(17,374)	8,292

Total recognized in pension cost and other comprehensive income (loss)	¥35,346	¥19,985	¥41,084

Foreign plans:
Pension cost
Service cost-benefits earned during the year	¥18,113	¥19,506	¥24,826
Interest cost on projected benefit obligations	24,165	24,130	26,107
Expected return on plan assets	(27,332)	(26,796)	(30,254)
Amortization of actuarial loss (gain)	5,422	5,829	10,724
Amortization of net transition obligation	31	30	33
Amortization of prior service cost (benefit)	5	6	(205)
Other	382	3	17

	¥20,786	¥22,708	¥31,248

Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥8,560	¥71,160	¥16,466
Amortization of actuarial loss (gain)	(5,422)	(5,829)	(10,724)
Amortization of net transition obligation	(31)	(30)	(33)
Prior service cost (benefit)	—	(2,677)	41
Amortization of prior service cost (benefit)	(5)	(6)	205

	3,102	62,618	5,955

Total recognized in pension cost and other comprehensive income (loss)	¥23,888	¥85,326	¥37,203

Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year

The following table presents the estimated amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

	Yen (millions)
	Japanese plans	Foreign plans
Amortization of actuarial loss (gain)	¥17,220	¥13,571
Amortization of net transition obligation	—	42
Amortization of prior service cost (benefit)	(16,304)	(259)

Estimated Future Gross Benefit Payments

The following table presents estimated future gross benefit payments:

Years ending March 31	Yen (millions)
	Japanese plans	Foreign plans
2014	¥45,206	¥11,470
2015	45,544	13,112
2016	47,122	14,716
2017	48,689	16,990
2018	51,731	19,618
2019-2023	290,155	147,434

Benefit obligation
Weighted-average Assumptions

Weighted-average assumptions used to determine benefit obligation at March 31, 2012 and 2013 were as follows:

	2012	2013
Japanese plans:
Discount rate	2.0%	1.5%
Rate of salary increase	2.1%	2.2%
Foreign plans:
Discount rate	4.6 ~ 5.2%	4.5 ~ 4.7%
Rate of salary increase	1.5 ~ 4.4%	2.5 ~ 4.1%

Net periodic benefit cost
Weighted-average Assumptions

Weighted-average assumptions used to determine net periodic benefit cost for each of the years in the three-year period ended March 31, 2013 were as follows:

	2011	2012	2013
Japanese plans:
Discount rate	2.0%	2.0%	2.0%
Rate of salary increase	2.3%	2.2%	2.1%
Expected long-term rate of return	3.0%	3.0%	3.0%
Foreign plans:
Discount rate	5.6 ~ 6.5%	5.5 ~ 6.0%	4.6 ~ 5.2%
Rate of salary increase	1.5 ~ 5.3%	1.5 ~ 4.6%	1.5 ~ 4.4%
Expected long-term rate of return	6.5 ~ 8.0%	6.5 ~ 7.5%	6.2 ~ 7.7%

Japanese plans
Fair Value of Pension Plan Assets by Asset Category

The following tables present the fair value of the Japanese pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥28,306	¥—	¥—	¥28,306
Equity securities	231,011	346	180	231,537
Corporate bonds	5,349	1,425	—	6,774
Government, agency and local bonds	199,068	72,801	100	271,969
Group annuity insurance:
General accounts	—	15,891	—	15,891
Separate accounts	—	12,330	—	12,330
Pooled funds:
Hedge funds	—	—	63,271	63,271
Commingled and other mutual funds	627	176,503	—	177,130
Derivative instruments	352	(5,859)	—	(5,507)

Total	¥464,713	¥273,437	¥63,551	¥801,701

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥25,534	¥—	¥—	¥25,534
Equity securities	312,764	263	—	313,027
Corporate bonds	4,320	5,477	18	9,815
Government, agency and local bonds	93,450	217,964	163	311,577
Group annuity insurance:
General accounts	—	21,042	—	21,042
Separate accounts	—	10,773	—	10,773
Pooled funds:
Hedge funds	—	—	85,391	85,391
Commingled and other mutual funds	2,033	135,619	1,213	138,865
Derivative instruments	81	2,413	—	2,494

Total	¥438,182	¥393,551	¥86,785	¥918,518

*	Information about the three hierarchy levels is described in note 16.

Reconciliations for Level 3 Pension Plan Assets

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 Japanese pension plan assets.

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2012				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥260	¥1,022	¥—	¥55,464	¥686	¥57,432
Actual return on plan assets:
Relating to assets still held at the reporting date	(13)	—	(1)	1,350	—	1,336
Relating to assets sold during the period	10	(2)	—	(596)	(3)	(591)
Purchases, sales and settlements, net	(77)	(995)	101	7,053	(683)	5,399
Transfers in and/or out of Level 3	—	(25)	—	—	—	(25)

Balance at end of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551

	Yen (millions)
	Equity securities	Corporate bonds	Government, agency and local bonds	Pooled funds		Total
For the year ended March 31, 2013				Hedge funds	Commingled and other mutual funds
Balance at beginning of year	¥180	¥—	¥100	¥63,271	¥—	¥63,551
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	22	10,484	13	10,519
Relating to assets sold during the period	60	—	1	804	—	865
Purchases, sales and settlements, net	(240)	18	40	10,832	1,200	11,850
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance at end of year	¥—	¥18	¥163	¥85,391	¥1,213	¥86,785

Foreign plans
Fair Value of Pension Plan Assets by Asset Category

The following tables present the fair value of the foreign pension plan assets by asset category as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥3,130	¥—	¥—	¥3,130
Short-term investments	125	10,491	—	10,616
Equity securities	130,929	221	—	131,150
Corporate bonds	—	46,207	—	46,207
Government, agency and local bonds	3,013	39,185	—	42,198
Pooled funds:
Real estate funds	—	—	15,190	15,190
Private equity funds	—	—	10,030	10,030
Hedge funds	—	—	19,726	19,726
Commingled and other mutual funds	—	137,310	1,840	139,150
Derivative instruments	—	101	(28)	73
Asset backed securities	—	5,030	—	5,030

Total	¥137,197	¥238,545	¥46,758	¥422,500

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	¥6,178	¥—	¥—	¥6,178
Short-term investments	742	10,787	—	11,529
Equity securities	157,704	—	—	157,704
Corporate bonds	—	51,660	282	51,942
Government, agency and local bonds	2,868	42,416	373	45,657
Pooled funds:
Real estate funds	—	—	26,995	26,995
Private equity funds	—	—	22,946	22,946
Hedge funds	—	—	28,695	28,695
Commingled and other mutual funds	309	176,534	10,788	187,631
Derivative instruments	—	130	(73)	57
Asset backed securities	—	3,830	—	3,830

Total	¥167,801	¥285,357	¥90,006	¥543,164

*	Information about the three hierarchy levels is described in note 16.

Reconciliations for Level 3 Pension Plan Assets

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for Level 3 foreign pension plan assets.

	Yen (millions)
			Pooled funds
For the year ended March 31, 2012	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Asset backed securities	Total
Balance at beginning of year	¥47	¥100	¥11,698	¥7,952	¥7,148	¥1,354	¥1	¥94	¥28,394
Actual return on plan assets:
Relating to assets still held at the reporting date	—	—	925	198	527	16	(2)	—	1,664
Relating to assets sold during the period	—	1	1	193	(145)	—	—	(2)	48
Purchases, sales and settlements, net	(40)	(29)	2,610	1,769	11,798	475	(27)	(88)	16,468
Transfers in and/or out of Level 3	(4)	(68)	—	—	—	—	—	—	(72)
Foreign currency translation	(3)	(4)	(44)	(82)	398	(5)	—	(4)	256

Balance at end of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥—	¥46,758

	Yen (millions)
			Pooled funds
For the year ended March 31, 2013	Corporate bonds	Government, agency and local bonds	Real estate funds	Private equity funds	Hedge funds	Commingled and other mutual funds	Derivative instruments	Total
Balance at beginning of year	¥—	¥—	¥15,190	¥10,030	¥19,726	¥1,840	¥(28)	¥46,758
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	7	1,010	898	1,537	606	2	4,058
Relating to assets sold during the period	11	7	(2)	291	3	—	7	317
Purchases, sales and settlements, net	70	95	7,935	9,056	3,869	7,438	(45)	28,418
Transfers in and/or out of Level 3	171	219	—	—	—	—	—	390
Foreign currency translation	32	45	2,862	2,671	3,560	904	(9)	10,065

Balance at end of year	¥282	¥373	¥26,995	¥22,946	¥28,695	¥10,788	¥(73)	¥90,006